Label	Element	Value
Class I Prospectus | Simt Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
(the "Fund")

Supplement Dated July 10, 2019
to the Class I Prospectus, dated January 31, 2019, as amended on April 1, 2019, April 4, 2019 and July 1, 2019 (the "Prospectus")

Risk/Return [Heading]	rr_RiskReturnHeading	Simt Large Cap Value Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

In the Fund Summary for the Fund, under the heading titled "Performance Information," the bar chart showing changes in the Fund's performance from year to year for the past ten calendar years is hereby deleted and replaced with the following:

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Class I Prospectus | Simt Large Cap Value Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	18.23%
Annual Return 2010	rr_AnnualReturn2010	14.33%
Annual Return 2011	rr_AnnualReturn2011	(0.30%)
Annual Return 2012	rr_AnnualReturn2012	15.69%
Annual Return 2013	rr_AnnualReturn2013	34.70%
Annual Return 2014	rr_AnnualReturn2014	10.84%
Annual Return 2015	rr_AnnualReturn2015	(6.57%)
Annual Return 2016	rr_AnnualReturn2016	14.68%
Annual Return 2017	rr_AnnualReturn2017	17.13%
Annual Return 2018	rr_AnnualReturn2018	(9.92%)